Cover	May 14, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by Plug Power Inc. (the “Company”) on May 14, 2021 (the “Original Current Report”). It has come to the Company’s attention that due to an error by the Company’s financial printer, the press release was never attached as Exhibit 99.1 to the Original Current Report. This Amendment is being filed solely to attach the press release. The text of the Original Form 8-K remains unchanged and is set forth below.
Document Period End Date	May 14, 2021
Entity File Number	1-34392
Entity Registrant Name	Plug Power Inc.
Entity Central Index Key	0001093691
Entity Tax Identification Number	22-3672377
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	968 Albany Shaker Road
Entity Address, City or Town	Latham
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12110
City Area Code	518
Local Phone Number	782-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PLUG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false